Cover	Jan. 10, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 10, 2025
Entity Registrant Name	ASTRONICS CORPORATION
Entity Incorporation, State or Country Code	NY
Entity File Number	0-7087
Entity Tax Identification Number	16-0959303
Entity Address, Address Line One	130 Commerce Way
Entity Address, City or Town	East Aurora
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14052
City Area Code	716
Local Phone Number	805-1599
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	ATRO
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000008063